Restructuring and Related Activities (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring and Related Cost, Expected Cost				$ 40,000,000
Accrued Liabilities and Other Liabilities	$ 2,602,000	$ 5,999,000	$ 3,859,000		$ 0
Payments for Restructuring	(2,665,000)	(708,000)
Restructuring Cost and Reserve [Line Items]
Restructuring Costs and Asset Impairment Charges	1,408,000	6,707,000
Accrued Liabilities and Other Liabilities	2,602,000	5,999,000	$ 3,859,000		$ 0
Payments for Restructuring	$ 2,665,000	$ 708,000